UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-2557

Dreyfus Money Market Instruments, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Instruments, Inc.: Government Securities Series
March 31, 2011 (Unaudited)

		Annualized
		Yield on Date	Principal
U.S. Government Agencies--41.5%		of Purchase (%)	Amount ($)		Value ($)
Federal Home Loan Mortgage Corp.:
6/6/11		0.20	40,000,000	a	39,985,333
7/12/11		0.21	25,000,000	a	24,985,125
9/20/11		0.23	70,000,000	a	69,923,078
10/18/11		0.19	10,000,000	a	9,989,722
Federal National Mortgage Association:
3/31/11		0.35	50,000,000	a,b	49,983,118
8/22/11		0.15	40,000,000	a	39,976,167
10/17/11		0.41	15,000,000	a	15,385,304
Straight-A Funding LLC
4/12/11		0.25	30,000,000	c	29,997,708
Total U.S. Government Agencies
(cost $280,225,555)					280,225,555

U.S. Treasury Notes--7.4%
8/1/11		0.28	25,000,000		25,059,570
11/15/11		0.30	15,000,000		15,135,669
2/29/12		0.27	10,000,000		10,053,779
Total U.S. Treasury Notes
(cost $50,249,018)					50,249,018

Repurchase Agreements--51.0%
Credit Agricole Securities (USA) Inc.
dated 3/31/11, due 4/1/11 in the amount of $45,000,163
(fully collateralized by $46,099,100	.
U.S Treasury Notes, 0.75%, due 8/15/13 value $45,900,026)		0.13	45,000,000		45,000,000
Deutsche Bank Securities Inc.
dated 3/31/11, due 4/1/11 in the amount of $20,000,044
(fully collateralized by $20,445,900
U.S. Treasury Notes, 0.63%, due 2/28/13, value $20,400,030)		0.08	20,000,000		20,000,000
Goldman, Sachs & Co.
dated 3/31/11, due 4/1/11 in the amount of $4,000,004
(fully collateralized by $3,900,200 U.S. Treasury
Notes, 4.88%, due 2/15/12, value $4,080,059)		0.04	4,000,000		4,000,000
HSBC USA Inc.
dated 3/31/11, due 4/1/11 in the amount of $50,000,167
(fully collateralized by $51,035,000
U.S. Treasury Notes, 0.50%, due 11/30/12, value
$51,000,635)		0.12	50,000,000		50,000,000
JPMorgan Chase & Co.
dated 3/31/11, due 4/1/11 in the amount of $45,000,113
(fully collateralized $44,020,000 by
U.S. Treasury Bonds, 4.75%, due 2/15/41, value $45,904,830)		0.09	45,000,000		45,000,000
Merrill Lynch & Co. Inc.
dated 3/31/11, due 4/1/11 in the amount of $45,000,075
(fully collateralized by $43,955,892
U.S. Treasury Notes, 4.63%, due 12/31/11, value
$45,900,000)		0.06	45,000,000		45,000,000

Morgan Stanley
dated 3/31/11, due 4/1/11 in the amount of
$45,000,125 (fully collateralized by $43,456,300 U.S.
Treasury Inflation Protected Securities, 0.50%, due
4/15/15, value $49,900,066)	0.10	45,000,000	45,000,000
RBS Securities, Inc.
dated 3/31/11, due 4/1/11 in the amount of
$45,000,125 (fully collateralized by $45,955,000 U.S.
Treasury Notes, 0.75%, due 3/31/13, value $45,904,910)	0.10	45,000,000	45,000,000
UBS Securities LLC
dated 3/31/11, due 4/1/11 in the amount of
$45,000,150 (fully collateralized by $46,003,300 U.S.
Treasury Notes, 0.63%, due 2/28/13, value $45,900,091)	0.12	45,000,000	45,000,000
Total Repurchase Agreements
(cost $344,000,000)			344,000,000
Total Investments (cost $674,474,573)		99.9%	674,474,573
Cash and Receivables (Net)		.1%	640,312
Net Assets		100.0%	675,114,885

a

The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

b	Variable rate security--interest rate subject to periodic change.
c

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, this security amounted to $29,997,708 or 4.4% of net assets.

At March 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	674,474,573
Level 3 - Significant Unobservable Inputs	-
Total	674,474,573

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Instruments, Inc.: Money Market Series
March 31, 2011 (Unaudited)

Negotiable Bank Certificates of Deposit--28.2%	Principal Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.40%, 7/11/11	50,000,000		50,000,000
Barclays Bank
0.66%, 4/4/11	50,000,000	a	50,000,000
Credit Agricole CIB (Yankee)
0.35%, 4/14/11	50,000,000		50,000,000
Deutsche Bank AG
0.38%, 4/1/11	25,000,000	a	25,000,000
DZ Bank AG (Yankee)
0.40%, 4/6/11	40,000,000		40,000,000
ING Bank (London)
0.32%, 5/9/11	20,000,000		20,000,000
Mizuho Corporate Bank (Yankee)
0.30%, 5/6/11	40,000,000		40,000,000
Rabobank Nederland (Yankee)
0.51%, 2/16/12	50,000,000		50,000,000
Societe Generale (Yankee)
0.41%, 4/18/11	60,000,000		60,000,000
Total Negotiable Bank Certificates of Deposit
(cost $385,000,000)			385,000,000
Commercial Paper--17.9%
Canadian Imperial Holdings
0.11%, 4/5/11	65,000,000		64,999,206
Commonwealth Bank of Australia
0.26%, 6/20/11	50,000,000	b	49,971,111
ING (US) Funding LLC
0.30%, 4/26/11	30,000,000		29,993,854
JPMorgan Chase & Co.
0.25%, 5/2/11	50,000,000	b	49,989,236
NRW Bank
0.30%, 5/23/11	50,000,000	b	49,978,333
Total Commercial Paper
(cost $244,931,740)			244,931,740
Asset-Backed Commercial Paper--16.8%
CIESCO LLC
0.40% - 0.41%, 8/8/11 - 8/22/11	55,000,000	b	54,916,203
CRC Funding
0.41%, 8/5/11	24,000,000	b	23,965,560
FCAR Owner Trust, Ser. I
0.35%, 4/28/11	50,000,000		49,986,875
Govco
0.27%, 6/22/11	50,000,000	b	49,969,250
Grampian Funding LLC
0.36%, 5/24/11	50,000,000	b	49,973,500
Total Asset-Backed Commercial Paper
(cost $228,811,388)			228,811,388

Time Deposits--13.2%
Commerzbank (Grand Cayman)
0.08%, 4/1/11	60,000,000	60,000,000
Dexia Credit Locale (Grand Cayman)
0.14%, 4/1/11	60,000,000	60,000,000
DnB NOR Bank ASA (Grand Cayman)
0.10%, 4/1/11	60,000,000	60,000,000
Total Time Deposits
(cost $180,000,000)		180,000,000
U.S. Government Agency--11.0%
Federal National Mortgage Association
0.15%-0.40%, 8/22/11-2/1/13
(cost $149,956,702)	150,000,000 [a,c]	149,956,702
U.S. Treasury Bill--7.3%
0.06%, 4/28/11
(cost $99,995,688)	100,000,000	99,995,688
Repurchase Agreements--5.6%
Deutsche Bank Securities Inc.
0.15%, dated 3/31/11, due 4/1/11 in the amount of
$16,000,067 (fully collateralized by $15,171,000
Federal Farm Credit Bank, 3.88%, due 8/25/11, value
$15,458,111 and $865,000 Federal Home Loan Mortgage
Corp., 2.50%, due 1/28/16, value $862,410)	16,000,000	16,000,000
JPMorgan Chase & Co.
0.11%, dated 3/31/11, due 4/1/11 in the amount of
$30,000,092 (fully collateralized by $65,874,843
Government National Mortgage Association, 4.50%-7%,
due 5/15/25-10/15/42, value $30,603,655)	30,000,000	30,000,000
Societe Generale
0.12%, dated 3/31/11, due 4/1/11 in the amount of
$30,000,100 (fully collateralized by $29,649,532
Government National Mortgage Association, 4.50%, due
1/20/41, value ($30,600,001)	30,000,000	30,000,000
Total Repurchase Agreements
(cost $76,000,000)		76,000,000
Total Investments (cost $1,364,695,518)	100.0%	1,364,695,518
Cash and Receivables (Net)	.0%	662,449
Net Assets	100.0%	1,365,357,967

a	Variable rate security--interest rate subject to periodic change.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to $328,763,193 or 24.1% of net assets.

c

The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At March 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	#REF!
Level 3 - Significant Unobservable Inputs	-
Total	1,364,695,518

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Money Market Instruments, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 24, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	May 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)